SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock subject to possible redemption (Details) - USD ($)	3 Months Ended	12 Months Ended	24 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 334,215,700	$ 334,215,700
Proceeds allocated to Public Warrants		(12,700,197)
Common stocks issuance costs		(18,132,174)	(18,132,174)
Accretion of carrying value to redemption value	$ 440,203	30,832,371	30,832,371
Class A Common stock subject to possible redemption	$ 334,655,903	$ 334,215,700	$ 334,215,700	$ 334,215,700	$ 334,215,700